Consolidated Statements of Changes in Shareholders' Deficiency - CAD ($)	12 Months Ended
	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016
Shares Capital [Member]
Balance	$ 26,090,118	$ 26,090,118	$ 26,050,118
Balance, shares	2,929,989	2,929,989	2,729,989
Loss for the year
Common shares issued for debenture settlement			$ 40,000
Common shares issued for debenture settlement, shares			200,000
Shares issued pursuant to private placement (note 5(a))	$ 458,863
Shares issued pursuant to private placement (note 5(a)), shares	417,148
Balance	$ 26,548,981	$ 26,090,118	$ 26,090,118
Balance, shares	3,347,137	2,929,989	2,929,989
Reserves Equity-settled Share-based Payments
Balance	$ 592,011	$ 592,011	$ 592,011
Loss for the year
Common shares issued for debenture settlement
Shares issued pursuant to private placement (note 5(a))
Balance	592,011	592,011	592,011
Accumulated Deficit [Member]
Balance	(29,748,464)	(29,548,511)	(29,641,060)
Loss for the year	(234,467)	(199,953)	92,549
Common shares issued for debenture settlement
Shares issued pursuant to private placement (note 5(a))
Balance	(29,982,931)	(29,748,464)	(29,548,511)
Balance	(3,066,335)	(2,866,382)	(2,998,931)
Loss for the year	(234,467)	(199,953)	92,549
Common shares issued for debenture settlement			40,000
Shares issued pursuant to private placement (note 5(a))	458,863
Balance	$ (2,841,939)	$ (3,066,335)	$ (2,866,382)